Income tax benefit/(expense)	12 Months Ended
Dec. 31, 2024
Income taxes paid (refund) [abstract]
Income tax benefit/(expense)
5.10 Income tax income/(expense)
The tax expense for the period comprises current and deferred tax. Tax is recognized in the income statement, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, as the case may be. The current Income tax income/(expense) is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the countries where the Group’s subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions, where appropriate, based on amounts expected to be paid to the tax authorities.
Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.
Deferred income tax assets are recognized to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.
Deferred income tax is provided on temporary differences arising on investments in subsidiaries and associates, except where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not be reversed within the foreseeable future.
5.10.1 Current income tax
Income tax income/(expense) is comprised of current and deferred tax.

	Year ended December 31,
in € thousand	2024	2023	2022
CURRENT TAX
Current income tax charge	(2,595)	(931)	(1,029)
Adjustments in respect of current income tax of previous year	(119)	(175)	97
DEFERRED TAX
Relating to origination and reversal of temporary differences	1,953	(1,695)	2,468
INCOME TAX BENEFIT/(EXPENSE)	(761)	(2,800)	1,536
The individual entities’ reconciliations, which are prepared on the basis of the tax rates applicable in each country while taking consolidation procedures into account, have been summarized in the reconciliation below. The estimated tax charge is reconciled to the effective tax charge disclosed.
The tax on the Group’s loss before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated companies as follows:

	Year ended December 31,
in € thousand	2024	2023	2022
PROFIT/(LOSS) BEFORE TAX	(11,486)	(98,629)	(144,815)
Tax calculated at domestic tax rates applicable to profits in the respective countries	2,953	23,400	37,203
Income not subject to tax (mainly R&D tax credit)	3,630	190	7,435
Expenses not deductible for tax purposes	(3,391)	(1,902)	(26)
Deferred tax asset not recognized	(3,896)	(23,360)	(45,955)
Utilization of previously unrecognized tax losses/ Recognition of tax asset previously not recognized	172	(1,593)	2,628
Income tax credit/withholding tax/other adjustments	168	553	101
Effect of change in applicable tax rate	(34)	(160)	586
Exchange differences	(244)	(25)	(526)
Income tax of prior years	(119)	98	90
Minimum income tax	—	(2)	(2)
INCOME TAX BENEFIT/(EXPENSE)	(761)	(2,800)	1,536
Effective income tax rate	—	—	—
In the year ended December 31, 2024, although the Group operated at a loss overall, there were profitable entities with revenues from the sale of commercialized travel vaccines and from the sale of third-party products.
5.10.2 Deferred tax
As at December 31, 2024, the deferred tax assets of €201.4 million (December 31, 2023: €204.5 million) were not recognized as there was not sufficient evidence that adequate taxable profit will be available against which the unused tax losses can be utilized in the foreseeable future. Deferred tax assets were only recognized for entities where sufficient evidence has been provided that adequate taxable profit will be available against which the unused tax losses can be utilized in the foreseeable future.
As at December 31, 2024, the Group had tax losses carried forward of €843.6 million (December 31, 2023: €879.1 million), of which €307.3 million related to Valneva SE (December 31, 2023: €290.0 million), €516.0 million related to Valneva Austria GmbH (December 31, 2023: €564.2 million), €10.7 million related to Valneva Scotland, Ltd. (December 31, 2023: €10.4 million), €9.2 million related to Valneva Sweden AB (December 31, 2023: €13.7 million) and €0.8 million related to Vaccines Holdings Sweden AB (December 31, 2023: €0.9 million).
Tax losses carried forward in France, Austria, United Kingdom and Sweden have no expiry date.
The gross movement on the deferred income tax account was as follows:

	Year ended December 31,
in € thousand	2024	2023	2022
BEGINNING OF THE YEAR	2,954	4,943	2,292
Exchange differences	536	(294)	171
Income statement charge/(credit)	1,953	(1,695)	2,480
END OF THE YEAR	5,443	2,954	4,943
The deferred tax assets and liabilities are allocable to the various balance sheet items as follows:

	Year ended December 31,
in € thousand	2024	2023
DEFERRED TAX ASSET FROM
Tax losses carried forward	200,153	207,858
Fixed assets	1,444	1,765
Inventory	7,325	4,388
Borrowings and accrued interest	9,909	4,722
Provision	1,564	1,501
Other items	318	217
Non-recognition of deferred tax assets	(201,356)	(204,529)
TOTAL DEFERRED TAX ASSETS	19,357	15,921
DEFERRED TAX LIABILITY FROM
Fixed assets	(6,963)	(6,364)
Intangible assets	(5,517)	(5,157)
Other items	(1,435)	(1,446)
TOTAL DEFERRED TAX LIABILITY	(13,915)	(12,967)
DEFERRED TAX, NET	5,443	2,954
The corporate income tax rate in Austria was set at 23% in 2024 (2023: 24%, 2022: 25%).
The corporate income tax rate in the United Kingdom was set at 25% in 2024 (2023: 19% until March 2023 and increased to 25% from April 2023 onward).
The corporate income tax rate in France reduced to 25% from 2022 onward.
The deferred tax assets and liabilities presented above as at December 31, 2024 and December 31, 2023 have been adjusted for these changes in tax rates.